Common shares (Tables)	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Schedule of share capital
Share capital as at June 30, 2022 (Successor) and December 31, 2021 (Predecessor) was as follows:

	Issued and fully paid share capital
	Shares	Par value each	$
As at January 1, 2022 and February 22, 2022 (Predecessor)	100,384,435	$0.10	10,038,444
Cancellation of Predecessor equity	(100,384,435)	$0.10	(10,038,444)
Issuance of Successor common stock	49,999,998	$0.01	500,000
As at February 23, 2022, March 31, 2022 and June 30, 2022 (Successor)	49,999,998	$0.01	500,000
Please refer to Note 3 - ''Chapter 11'' for further details on the changes to share capital.